TYPE                13F-HR
PERIOD              6/30/08
FILER
     CIK            0000829882
     CCC            cnh3mid$
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year or Quarter ended: June 30,2008

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         August 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the commission.


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         23

Form 13F Information Table Value Total:    $  787,947
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                 FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/    SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLACUSIP        (X$1000)    PRN AMT    PRN  CALLDSCRETN MANAGERS   SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
American Capital StrategCOM         024937104          27,782  1,168,786 SH      SOLE               792,061       376,725
American Capital StrategCOM         024937104           7,720    324,793 SH      OTHER      1       324,793
American Commercial LineCOM         025195207          38,419  3,514,991 SH      SOLE             3,514,991
Arthrocare Corp         COM         043136100           1,617     39,619 SH      SOLE                10,299        29,320
Chimera Investment CorpoCOM         16934q109          33,800  3,751,442 SH      SOLE             3,751,442
Hansen Natural Corp     COM         411310105          18,430    639,500 SH      SOLE               639,500
Hansen Natural Corp     COM         411310105           8,646    300,000 SH      OTHER      1       300,000
Interwoven Inc          COM NEW     46114t508          40,379  3,362,145 SH      SOLE             3,362,145
IShares Tr              CALL        464287905         274,812  3,979,900 SH CALL SOLE             3,979,900
Jos A Bank Clothiers    COM         480838101           2,441     91,255 SH      SOLE                23,491        67,764
Metropcs Communications,COM         591708102          21,365  1,206,356 SH      SOLE             1,206,356
Open Text Corp          COM         683715106           9,476    295,207 SH      SOLE               173,619       121,588
Open Text Corp          COM         683715106          11,036    343,800 SH      OTHER      1       343,800
Powerwave Technologies ICOM         739363109          51,122 12,028,645 SH      SOLE            12,028,645
RealNetworks, Inc.      COM         75605L104          18,172  2,753,395 SH      SOLE             2,753,395
Safeway Inc.            COM NEW     786514208          63,415  2,221,187 SH      SOLE             2,221,187
Safeway Inc.            CALL        786514908           8,565    300,000 SH CALL SOLE               300,000
Sealy                   COM         812139301          51,971  9,054,222 SH      SOLE             7,435,418     1,618,804
Sears Hldgs Corp        PUT         812350956          27,843    378,000 SH  PUT SOLE               378,000
Temper-Pedic Intl       COM         88023u101          18,579  2,378,913 SH      SOLE             1,291,055     1,087,858
Temper-Pedic Intl       COM         88023u101           3,490    446,813 SH      OTHER      1       446,813
Vignette Corporation    COM         926734401           4,604    383,640 SH      SOLE               383,640
Wachovia  Corp New      PUT         929903952          44,261  2,850,000 SH  PUT SOLE             2,850,000

 /TEXT
 /DOCUMENT
 /SUBMISSION